-------------------------
NEWS RELEASE                                        [U.S. GLOBAL INVESTORS LOGO]
-------------------------

FOR ADDITIONAL
INFORMATION:      Victor Flores                       Johanna Thornblad
                  Portfolio Manager                   V.P.Communications
                  U.S. World Gold Fund                (210)308-1237
                  U.S. Gold Shares Fund               jkt@portfolio.usfunds.com

                  (210)308-1234

For Immediate Release:

                      U.S. GLOBAL GOLD FUND WINS WITH BRE-X

San Antonio, Texas-May 13, 1997. Despite the scandalous news of fraud at the Bre-X property in Indonesia, U.S. World Gold Fund shareholders made good money with this infamous junior gold mining stock. The U.S. World Gold Fund bought its first shares of Bre-X in July of 1995. Portfolio manager, Victor Flores, says. "In the end, we made our shareholders a profit of well over $3 million on Bre-X."

U.S. Global Investors, Inc. has been investing in the gold mining business since 1972 when it opened the country's first no-load gold mutual fund, and since that time the Company has been recognized as having one of the most qualified natural resources teams in the industry. "We have an extensive global network and a team that includes geologists, mineral economists, petroleum engineers, and CFA's. U.S. Global Investors' natural resource team offer investors sophisticated expertise in assessing risk in a very high risk business," says Frank Holmes, CEO. "We'll be the first to tell you that this is a market of probabilities that only skilled professionals should get involved in," says Holmes.

"With years of experience, we have learned not to be too greedy and to take money off the table at an early stage. The U.S. World Gold Fund handled Bre-X like it does most junior exploration stocks, and took profits early in order to recapture it's initial invested capital. I consider any investment in which we more than double our investors' money a success, so in spite of all the negative press the mining industry has received lately, we're already out there looking for the next quality investment," he continues.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. YOU MAY HAVE A GAIN OR A LOSS WHEN YOU SELL SHARES.

                                      -30-


                                                             7900 Callaghan Road
                                                  ..............................
                                                                   Mail Address:
                                                                 P.O. Box 781234
                                                              San Antonio, Texas
                                                                      78278-1234
                                                  ..............................
                                                                Tel 210-308-1234
                                                  ..............................
                                                                  1-800-US-FUNDS
                                                  ..............................
                                                                Fax 210-308-1227
                                                  ..............................
                                                         email shsvc@usfunds.com